Details of Significant Accounts - Revenue, unsatisfied contracts - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue
Amount of transaction price allocated to contracts	$ 26,675	$ 28,133
Within 1 year
Revenue
Percentage of transaction price allocated to the unsatisfied contracts	96.00%
2024 to 2027
Revenue
Percentage of transaction price allocated to the unsatisfied contracts	4.00%